Securities - Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	$ 866,363	$ 1,404,858
Debt securities, available-for-sale, unrealized gains	329	16,594
Debt securities, available-for-sale, unrealized losses	87,345	8,622
Securities available for sale	779,347	1,412,830
U.S. agency
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	13,191	34,634
Debt securities, available-for-sale, unrealized gains	10	152
Debt securities, available-for-sale, unrealized losses	1,100	112
Securities available for sale	12,101	34,674
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	100,700	309,907
Debt securities, available-for-sale, unrealized gains	19	1,952
Debt securities, available-for-sale, unrealized losses	10,261	3,874
Securities available for sale	90,458	307,985
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	15,047	23,066
Debt securities, available-for-sale, unrealized gains	0	84
Debt securities, available-for-sale, unrealized losses	1,594	224
Securities available for sale	13,453	22,926
Private label mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	102,196	102,480
Debt securities, available-for-sale, unrealized gains	245	807
Debt securities, available-for-sale, unrealized losses	8,596	672
Securities available for sale	93,845	102,615
Other asset backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	200,755	215,235
Debt securities, available-for-sale, unrealized gains	0	1,204
Debt securities, available-for-sale, unrealized losses	6,030	269
Securities available for sale	194,725	216,170
Obligations of states and political subdivisions
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	346,187	568,355
Debt securities, available-for-sale, unrealized gains	55	9,942
Debt securities, available-for-sale, unrealized losses	50,565	2,221
Securities available for sale	295,677	576,076
Corporate
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	87,308	148,707
Debt securities, available-for-sale, unrealized gains	0	2,446
Debt securities, available-for-sale, unrealized losses	9,151	1,194
Securities available for sale	78,157	149,959
Trust preferred
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	979	1,975
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	48	56
Securities available for sale	$ 931	1,919
Foreign government
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost		499
Debt securities, available-for-sale, unrealized gains		7
Debt securities, available-for-sale, unrealized losses		0
Securities available for sale		$ 506